Summarized Selected Financial Information for Discontinued Operations (Detail) - Shanghai JIDI Network Technology Co., Ltd. - Variable Interest Entity, Primary Beneficiary $ in Thousands	12 Months Ended
Dec. 31, 2013 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue	$ 0
Loss from discontinued operations before tax	(318)
Income tax expense	0
Loss from discontinued operations	$ (318)